Fair value measurement	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
Fair value measurement	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to measure fair value, as shown below:
•Level 1 – Quoted prices (unadjusted) in active markets for identical assets and liabilities.
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).
•Level 3 – Inputs for the assets and liabilities that are not based on observable market data (that is, unobservable inputs).
The following table provides the fair value measurement hierarchy of PagSeguro Group’s financial assets and financial liabilities as of December 31, 2020:

	December 31, 2020
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	321,674	1,318,391	—
Financial investments	979,837	—	—
Accounts receivable	—	16,076,540	—
Other receivables	—	164,805	—
Judicial deposits	—	7,449	—
Investment	—	—	16,400

Financial liabilities
Payables to third parties	—	10,101,510	—
Trade payables	—	335,539	—
Trade payables to related parties	—	58,336	—
Deposits	—	766,086
Deferred revenue	—	213,555
Other liabilities	—	159,198	—
The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. For the financial assets that is basically due to the nature of the receivables that are due from top tier financial institutions subject to low credit risk and are mostly receivable in a short-term period and are measured based on the consideration that the Group expects to receive as part of the transaction processing services.
Financial assets also include the financial investments represented by government bonds with quoted prices in an active market and recognized in the balance sheet based on its fair value.
Financial liabilities are mostly represented by deposits and short-term payables to merchants which are paid in accordance with the contract set out with the merchant and other short-term payables to service providers in the normal course of business and, as such, also approximate from their fair values. There were no transfers between Levels 1, 2 and 3 during the twelve-month period ended December 31, 2020.